Document and Entity Information	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Entity Registrant Name	Silver Spike Acquisition Corp.
Entity Central Index Key	0001779474
Document Type	S-4/A
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false